Leases - Lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Balance – December 31, 2021	$ 4,001
Additions	141
Interest accretion	75
Lease repayments	(345)
Effects of foreign exchange	(12)
Balance – March 31, 2022	3,860
Current	1,321	$ 1,311
Non-current	$ 2,539	$ 2,690